Investments in Affiliates	12 Months Ended
Dec. 31, 2021
Investments in Affiliates
Investments in Affiliates

6. Investments in Affiliates

The following table summarizes the Group’s balances of investments in affiliates:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Kunshan Jingzhao	8,797	8,480	1,331
Wanjia Win-Win	96,629	93,223	14,629
Others	5,967	10,780	1,692
Funds that the Group serves as general partner	1,153,292	1,289,600	202,365
-Gopher Transform Private Fund	108,582	108,385	17,008
-Real estate funds and real estate funds of funds	43,686	36,033	5,654
-Private equity funds of funds	988,069	1,133,336	177,845
-Others	12,955	11,846	1,858
Total investments in affiliates	1,264,685	1,402,083	220,017

In May 2011, the Group injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In February 2013, Gopher Asset Management injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business. In December 2017, the share owned by the Group had been diluted to 28%.

In the fourth quarter of 2016, the Group injected RMB150 million into Gopher Transformation Private Fund, which accounted for 48% of total actual distribution volume. The fund principally invested in a limited partnership to invest one real-estate company. Although managed by Gopher, the fund are not consolidated by the Group based on the fact that substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of the fund to dissolve (liquidate) the fund or remove the Group as the general partner of the fund without cause. In the year 2017, due to capital subscription by limited partners, the equity interest owned by the Group had been diluted to 35%. For the year ended December 31, 2020, the Group accepted quotation of Gopher Transformation Private Fund from an independent third party and recognized an impairment loss of RMB28,156 based on the difference between the carrying amount and the quotation. In 2021, based on the aforementioned offer and current business plan, the Group did not recognize any further impairment loss for this fund in 2021.

The Group invested in private equity funds of funds, real estate funds and real estate funds of funds, and other public securities funds of funds that Gopher serves as general partner or fund manager. The Group held less than 10% equity interests in these funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Group can exercise significant influence on these investees in the capacity of general partner or fund manager.

The Group recognized impairment losses totaling nil, RMB38,214 and nil related to investments in affiliates for the years ended December 31, 2019, 2020 and 2021, respectively, which are recorded in income from equity in affiliates in the consolidated statements of operations. For the year ended December 31, 2020, in addition to the impairment loss recognized for Gopher Transformation Private Fund, the Group (i) fully impaired an affiliate company, which principally conducted overseas education business, with amount of RMB1,831, due to continued operating loss as well as the impact of COVID-19, and (ii) recognized an impairment loss of RMB8,227 for a private equity fund of fund due to the deteriorating operation of certain underlying portfolio of this fund caused by COVID-19.

Summarized financial information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2020 and 2021:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Balance sheet data:
Current assets	3,586,516	5,356,698	840,583
Non-current assets	33,138,315	32,633,598	5,120,924
Current liabilities	1,439,746	1,788,077	280,588
Non-current liabilities	—	376,544	59,088

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2019, 2020 and 2021:

	Years Ended December 31,
	(Amount in Thousands)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating data:
Revenue	2,177,056	670,878	225,559	35,395
Income (loss) from operations	470,278	72,683	(554,579)	(87,025)
Net realized and unrealized gains from investments	632,934	3,582,239	5,107,283	801,444
Net income	1,109,261	3,654,922	4,505,646	707,034